EMPLOYEE STOCK PURCHASE PLAN (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Class of Stock [Line Items]
Shares were reserved for future issuance	32,165,907	29,349,264
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Shares were reserved for future issuance	1,000,000	1,000,000
Employee Stock Purchase Plan [Member] | Common Class A [Member]
Class of Stock [Line Items]
Purchase price of stock	85.00%	85.00%